Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly financial information
Net revenues	$ 31,394	$ 30,227	$ 30,714	$ 30,798	$ 28,317	$ 26,674	$ 26,414	$ 25,695	$ 123,133	$ 107,100	$ 95,778
Gross profit	6,297	5,647	5,449	5,113	5,555	5,178	5,086	4,742	22,506	20,561	20,219
Operating profit (loss)	2,302	1,814	1,708	1,404	1,957	1,584	1,484	1,305	7,228	6,330	6,137
Income from continuing operations	1,129	1,011	966	776	1,099	867	813	709	3,882	3,488	3,422
Income (loss) from discontinued operations, net of tax		(5)	(1)	(1)	(36)		2	3	(7)	(31)	2
Net income	1,129	1,006	965	775	1,063	867	815	712	3,875	3,457	3,424
Net loss attributable to noncontrolling interest			1	1	1	1	1	1	2	4	3
Net income attributable to CVS Caremark	$ 1,129	$ 1,006	$ 966	$ 776	$ 1,064	$ 868	$ 816	$ 713	$ 3,877	$ 3,461	$ 3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.80	$ 0.76	$ 0.60	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.80	$ 0.76	$ 0.60	$ 0.82	$ 0.65	$ 0.60	$ 0.52	$ 3.05	$ 2.59	$ 2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 0.81	$ 0.65	$ 0.60	$ 0.52	$ 3.03	$ 2.57	$ 2.49
Dividends declared per common share	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.65	$ 0.50	$ 0.35
Minimum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 44.33	$ 43.65	$ 43.08	$ 41.01	$ 32.28	$ 31.30	$ 34.21	$ 32.08	$ 41.01	$ 31.30
Maximum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 49.80	$ 48.69	$ 46.93	$ 45.88	$ 41.35	$ 38.82	$ 39.50	$ 35.95	$ 49.80	$ 41.35